Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2021	Actual 2021	Actual 2020
Equities	20% – 40%	30%	30%
Fixed income investments	40% – 55%	47%	47%
Alternative strategies	10% – 35%	23%	23%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Summary of Plan Information for Past Three Years	A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Defined benefit obligation	9,716	10,493	9,866	1,220	1,290	1,254
Fair value of plan assets	10,525	10,064	9,723	166	181	175
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)
Surplus (deficit) is comprised of:
Funded or partially funded plans	939	(266)	36	40	38	46
Unfunded plans	(130)	(163)	(179)	(1,094)	(1,147)	(1,125)
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)

Pension and Other Employee Future Benefit Expenses Pension and other employee future benefit expenses are determined as follows:
(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Annual benefits expense

Current service cost	268	249	193	9	11	9
Net interest (income) expense on net defined benefit (asset) liability	7	1	(20)	30	32	37
Past service cost (income)	–	–	(5)	–	–	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	(11)	10	6
Benefits expense	280	255	173	28	53	52
Canada and Quebec pension plan expense	90	87	82	–	–	–
Defined contribution expense	160	169	170	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	530	511	425	28	53	52

Summary of Pension and Other Employee Future Benefit Expenses
A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Defined benefit obligation	9,716	10,493	9,866	1,220	1,290	1,254
Fair value of plan assets	10,525	10,064	9,723	166	181	175
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)
Surplus (deficit) is comprised of:
Funded or partially funded plans	939	(266)	36	40	38	46
Unfunded plans	(130)	(163)	(179)	(1,094)	(1,147)	(1,125)
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)

Pension and Other Employee Future Benefit Expenses Pension and other employee future benefit expenses are determined as follows:
(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Annual benefits expense

Current service cost	268	249	193	9	11	9
Net interest (income) expense on net defined benefit (asset) liability	7	1	(20)	30	32	37
Past service cost (income)	–	–	(5)	–	–	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	(11)	10	6
Benefits expense	280	255	173	28	53	52
Canada and Quebec pension plan expense	90	87	82	–	–	–
Defined contribution expense	160	169	170	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	530	511	425	28	53	52

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021		2020		2019
Defined Benefit Expenses

Discount rate at beginning of year (3)(4)	2.7%	3.0%	4.0%	2.7%		3.0%		4.1%
Rate of compensation increase	2.1%	2.1%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(2)	4.9%	(1)	4.9%	(1)
Defined Benefit Obligation
Discount rate at end of year	3.2%	2.7%	3.0%	3.3%		2.7%		3.0%
Rate of compensation increase	2.2%	2.1%	2.1%	na	(5)	2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(2)	4.8%	(1)	4.9%	(1)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.0% in 2041 and remaining at that level thereafter.
(3)	The pension benefit current service cost was calculated using a separate discount rate of 3.00%, 3.10% and 4.10% for 2021, 2020 and 2019, respectively.
(4)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.00%, 3.20% and 4.20% for 2021, 2020 and 2019, respectively.
(5)	Rate of compensation increase is na due to new flat dollar retiree plan benefit no longer being dependent on compensation.
na	– not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regarding future mortality are based on published statistics
and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2021	2020	2021	2020
Life expectancy for those currently age 65
Males	23.8	23.8	21.8	21.7
Females	24.2	24.1	23.2	23.1
Life expectancy at age 65 for those currently age 45
Males	24.8	24.7	23.0	22.9
Females	25.1	25.1	24.4	24.3

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:
(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2021	2020	2021	2020
Defined benefit obligation
Defined benefit obligation at beginning of year	10,493	9,866	1,290	1,254
Current service cost	268	249	9	11
Interest cost	269	286	34	37
Benefits paid	(525)	(516)	(50)	(48)
Employee contributions	17	17	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	11	16	(4)	14
Changes in financial assumptions	(700)	484	(89)	50
Plan member experience	29	59	39	(35)
Foreign exchange and other	(146)	32	(14)	2
Defined benefit obligation at end of year	9,716	10,493	1,220	1,290
Wholly or partially funded defined benefit obligation	9,586	10,330	126	143
Unfunded defined benefit obligation	130	163	1,094	1,147
Total defined benefit obligation	9,716	10,493	1,220	1,290
Fair value of plan assets
Fair value of plan assets at beginning of year	10,064	9,723	181	175
Interest income	262	285	4	5
Return on plan assets (excluding interest income)	542	235	(1)	6
Employer contributions	298	296	40	36
Employee contributions	17	17	5	5
Benefits paid	(525)	(516)	(50)	(48)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	(128)	29	(13)	2
Fair value of plan assets at end of year	10,525	10,064	166	181
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)	(1,054)	(1,109)
Recorded in:
Other assets	947	124	40	38
Other liabilities	(138)	(553)	(1,094)	(1,147)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)	(1,054)	(1,109)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	542	235	(1)	6
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(11)	(16)	4	(12)
Changes in financial assumptions	700	(484)	84	(45)
Plan member experience	(29)	(59)	(45)	38
Foreign exchange and other	20	(6)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	1,222	(330)	42	(13)

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans
Summary of Fair Values of Plan Assets Held
Our pension and other employee future benefit plan assets are measured
at
fair
value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	144	1	145	208	–	208
Securities issued or guaranteed by:
Canadian federal government	26	41	67	17	54	71
Canadian provincial and municipal governments	191	364	555	308	404	712
U.S. federal government	297	4	301	393	7	400
Pooled funds	1,071	4,014	5,085	1,331	3,442	4,773
Derivative instruments	–	43	43	1	(16)	(15)
Corporate debt	3	1,391	1,394	2	1,363	1,365
Corporate equity	1,655	–	1,655	1,255	–	1,255
	3,387	5,858	9,245	3,515	5,254	8,769

Summary of Changes in Number of Key Assumption

	Defined benefit obligation
(Canadian $ in millions, except as noted)	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	3.2	3.3
Impact of: 1% increase ($)	(1,019)	(111)
1% decrease ($)	1,287	133
Rate of compensation increase (%)	2.2	na
Impact of: 0.25% increase ($)	47	–	(1)
0.25% decrease ($)	(46)	–	(1)
Mortality
Impact of: 1 year shorter life expectancy ($)	(179)	(29)
1 year longer life expectancy ($)	176	29
Assumed overall health care cost trend rate (%)	na	4.8	(2)
Impact of: 1% increase ($)	na	49
1% decrease ($)	na	(49)

(1)	The change in this assumption is immaterial.
(2)	Trending to 4.0% in 2041 and remaining at that level thereafter.
na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2021	2020

Canadian pension plans	14.5	15.4
U.S. pension plans	9.5	9.9
Canadian other employee future benefit plans	13.7	14.3

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Contributions to defined benefit plans	254	251	203	–	–	–
Contributions to defined contribution plans	160	169	170	–	–	–
Benefits paid directly to pensioners	44	45	53	40	36	40
	458	465	426	40	36	40
Our best estimate of the contributions and benefits
to be
paid directly to pensioners for the year ending October 31, 2022 is approximately $86 million for our defined benefit pension plans and $48
 million for our other employee future benefit plans. Benefit payments for the year ending October 31, 2022 are estimated to be $542 million.